Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 233	$ 194	$ 153	$ 427	$ 280
M&A and corporate finance fees	272	259	199	530	378
Brokerage fees	1,144	1,150	930	2,295	1,809
Investment fund fees	1,401	1,257	1,196	2,658	2,374
Portfolio management and related services	3,071	3,051	2,485	6,121	4,695
Other	1,090	1,169	672	2,259	1,151
Total fee and commission income	7,211	7,080	5,635	14,291	10,688
Fee and commission expense	679	588	507	1,268	954
Net fee and commission income	6,531	6,492	5,128	13,023	9,734
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	4,011	3,986	3,333
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	876	708	554
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	924	941	753
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	1,322	1,332	851
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	(47)	5	74
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	125	108	70
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	4,484	4,407	3,789	8,891	7,201
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	2,697	2,641	1,836	5,338	3,452
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 30	$ 32	$ 10	$ 62	$ 34